Document and Entity Information	Mar. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 05, 2024
Entity Registrant Name	YORK WATER CO
Entity Incorporation, State or Country Code	PA
Entity File Number	001-34245
Entity Tax Identification Number	23-1242500
Entity Address, Address Line One	130 East Market Street
Entity Address, City or Town	York
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17401
City Area Code	717
Local Phone Number	845-3601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000108985
Title of 12(b) Security	COMMON STOCK, NO PAR VALUE
Trading Symbol	YORW
Security Exchange Name	NASDAQ